Goodwill and Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 164	$ 164
Accumulated amortization	(35)	(27)
Total	129	137
Amortization expense	$ 8	$ 8	$ 8
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	8 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	22 years
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	17 years